Provisions and contingent liabilities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [table]
Provisions and contingent liabilities tax matters, administrative proceeding	$ 7.1	$ 5.5
Provisions and contingent liabilities tax matters, administrative court	2.7	2.1
Tax contingency related to ISS on service revenues	1.5	1.0
Aproximated value of civil matters	74.9
Estimated exposure in connection with civil matters	$ 75.0	$ 73.1